11. Employee and Director Benefit Programs (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Employee And Director Benefit Programs Details 3
2015	$ 232
2016	244
2017	262
2018	275
2019	310
Thereafter	$ 8,345